Note 11 - Other Comprehensive Income (Details) - Accumulated Other Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 22,539,724	$ 13,605,484
Other comprehensive income (loss) before reclassifications	(14,118,112)	8,723,830
Amounts reclassified from accumulated other comprehensive income	(1,669,621)	210,410
Net current period other comprehensive income (loss)	(15,787,733)	8,934,240
Balance	6,751,991	22,539,724
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	28,088,103	20,334,585
Other comprehensive income (loss) before reclassifications	(15,992,388)	8,145,937
Amounts reclassified from accumulated other comprehensive income	(2,179,567)	(392,419)
Net current period other comprehensive income (loss)	(18,171,955)	7,753,518
Balance	9,916,148	28,088,103
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(5,548,379)	(6,729,101)
Other comprehensive income (loss) before reclassifications	1,874,276	577,893
Amounts reclassified from accumulated other comprehensive income	509,946	602,829
Net current period other comprehensive income (loss)	2,384,222	1,180,722
Balance	$ (3,164,157)	$ (5,548,379)